Premises And Equipment - Details of premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,791,642	₩ 2,793,077	₩ 2,777,847	₩ 2,789,176
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,629,541	4,562,771
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,837,239)	(1,769,034)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,662,448	1,709,712	1,695,357	1,719,325
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,663,108	1,710,372
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	683,221	719,738	730,676	756,964
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,087,536	1,098,682
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(404,315)	(378,944)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	305,581	265,064	261,278	258,361
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,305,020	1,229,740
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(999,439)	(964,676)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	71,952	61,369	58,352	51,354
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	505,417	486,763
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(433,465)	(425,394)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	68,440	37,194	32,184	3,171
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	68,440	37,194
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0	₩ 0	₩ 1
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(20)	(20)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0